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1933 Act Rule 485(a)(1)
1933 Act File No. 002-73024
1940 Act File No. 811-03213
January 18, 2008
VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	Nationwide Variable Insurance Trust File Nos. 002-73024 and 811-03213
Dear Sir or Madam:
     Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment Nos. 105/106 to the Registration Statement on Form N-1A of Nationwide Variable Insurance Trust (the “Trust”). This Amendment is being filed in order to add Class Y shares to the following series of the Trust: Gartmore NVIT International Growth Fund, Nationwide Multi-Manager NVIT Small Cap Growth Fund, Nationwide Multi-Manager NVIT Small Cap Value Fund, Nationwide Multi-Manager NVIT Small Company Fund, NVIT International Value Fund, NVIT Nationwide Fund and Van Kampen NVIT Comstock Value Fund.
     In connection with the filing of this Amendment, we acknowledge, on behalf of the Trust that:
•	The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

•	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
The Registrant is requesting that the Amendment be effective 60 days after filing pursuant to Rule 485(a)(1) under the 1933 Act. Please direct any inquiries regarding this filing to my attention at (202) 419-8417 or to Barbara A. Nugent at (215) 564-8092.

Very truly yours,
/s/ Prufesh R. Modhera
Prufesh R. Modhera

cc:     Allan Oster, Esquire